Property and Equipment (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	$ 1,481,088	$ 194,329	$ 0
Less - Accumulated depreciation	(182,194)	(4,717)	0
Total property and equipment, net	1,298,894	189,612	0
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	369,453	114,876	0
Computer Hardware [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	492,852	36,240	0
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	277,679	28,458	0
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	$ 341,104	$ 14,755	$ 0